Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
(8)  Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2009	$1,056,693	$(725,937)	$330,756

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2010	1,056,693	(761,686)	$295,007

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2011	$1,056,693	$(797,435)	$259,258

Amortization expense related to the core deposit intangible was $35,749 for the years ended December 31, 2011, 2010 and 2009.  Amortizations expense will continue at an annual rate of approximately $35,750 through the first quarter of 2019, at which point the core deposit will be fully amortized.